UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05989)

Exact name of registrant as specified in charter:	Putnam Global Utilities Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2009

Date of reporting period: January 31, 2009

Item 1. Schedule of Investments:

Putnam Global Utilities Fund
The fund's portfolio
1/31/09 (Unaudited)

COMMON STOCKS (98.7%)(a)
	Shares	Value

Electric utilities (78.5%)
Alliant Energy Corp.	101,234	$2,918,576
Chubu Electric Power, Inc. (Japan)	128,400	3,648,127
CLP Holdings, Ltd. (Hong Kong)	562,000	3,809,852
CMS Energy Corp.	953,190	11,199,983
Dominion Resources, Inc.	115,650	4,068,567
Duke Energy Corp.	558,201	8,456,745
E.On AG (Germany)	767,136	24,656,205
Edison International	229,945	7,489,309
Electric Power Development Co. (Japan)	194,600	7,478,348
Electricite de France (France)	297,353	14,542,080
Entergy Corp.	198,107	15,127,451
Exelon Corp.	418,452	22,688,467
FirstEnergy Corp.	264,456	13,220,155
FPL Group, Inc.	142,196	7,330,204
Great Plains Energy, Inc.	144,200	2,749,894
Hong Kong Electric Holdings, Ltd. (Hong Kong)	705,000	4,138,158
Iberdrola SA (Spain)	1,743,165	13,514,105
ITC Holdings Corp.	81,100	3,404,578
Kansai Electric Power, Inc. (Japan)	72,100	1,975,642
Kyushu Electric Power Co., Inc. (Japan)	361,200	9,410,825
National Grid PLC (United Kingdom)	1,140,750	10,662,813
Northeast Utilities	115,305	2,744,259
NV Energy, Inc.	933,225	10,013,504
PG&E Corp.	443,956	17,167,779
PNM Resources, Inc.	66,713	669,799
Public Power Corp. SA (Greece)	427,878	7,144,790
Public Service Enterprise Group, Inc.	161,840	5,109,289
Red Electrica Corp. SA (Spain)	45,477	1,869,548
RWE AG (Germany)	196,459	15,250,942
Scottish and Southern Energy PLC (United Kingdom)	436,010	7,512,544
Terna SPA (Italy)	581,901	1,766,073
Tohoku Electric Power Co., Inc. (Japan)	143,100	3,677,725
Tokyo Electric Power Co. (Japan)	286,400	8,949,202
Wisconsin Energy Corp.	90,078	4,015,677
		278,381,215

Natural gas utilities (15.7%)
Centrica PLC (United Kingdom)	3,000,092	11,166,290
Gaz de France SA (France)	486,941	18,669,278
Osaka Gas Co., Ltd. (Japan)	1,668,000	7,092,433
Sempra Energy	154,043	6,753,245
Toho Gas Co., Ltd. (Japan)	185,000	1,127,310
Tokyo Gas Co., Ltd. (Japan)	2,302,000	10,843,337
		55,651,893

Power producers (3.9%)
AES Corp. (The) (NON)	685,948	5,425,847
Cheung Kong Infrastructure Holdings, Ltd. (Hong Kong)	1,042,000	3,904,193
NRG Energy, Inc. (NON)	186,400	4,354,304
		13,684,344

Utilities and power (0.1%)
Babcock & Brown Wind Partners (Australia)	888,756	477,017
		477,017

Water Utilities (0.5%)
Severn Trent PLC (United Kingdom)	115,888	1,823,834
		1,823,834

Total common stocks (cost $343,909,003)		$350,018,303

SHORT-TERM INVESTMENTS (0.7%)(a)
	Shares	Value

Federated Prime Obligations Fund	2,388,086	$2,388,086

Total short-term investments (cost $2,388,086)		$2,388,086

TOTAL INVESTMENTS

Total investments (cost $346,297,089) (b)		$352,406,389

NOTES

(a) Percentages indicated are based on net assets of $354,581,941.

(b) The aggregate identified cost on a tax basis is $346,808,973, resulting in gross unrealized appreciation and depreciation of $47,867,491 and $42,270,075, respectively, or net unrealized appreciation of $5,597,416.

(NON) Non-income-producing security.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at January 31, 2009 (as a percentage of Portfolio Value):

United States	44.6%
Japan	15.4
Germany	11.3
France	9.4
United Kingdom	8.8
Spain	4.4
Hong Kong	3.4
Greece	2.0
Italy	0.5
Other	0.2

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At January 31, 2009, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of January 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$157,295,718	$--

Level 2	195,110,671	--

Level 3	--	--

Total	$352,406,389	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Utilities Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 1, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 1, 2009